Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value
Fair Value
Fair Value Measurement
The fair value of financial instruments is categorized based on the priority of the inputs to the valuation technique and categorized into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:
Level 1. Quoted prices for identical assets or liabilities in an active market.
Level 2. Financial assets and liabilities whose values are based on the following:
(a)Quoted prices for similar assets or liabilities in active markets.
(b)Quoted prices for identical or similar assets or liabilities in non-active markets.
(c)Pricing models whose inputs are observable for substantially the full term of the asset or liability.
(d)Pricing models whose inputs are derived principally from or corroborated by observable market data for substantially the full term of the asset or liability.
Level 3. Prices or valuation techniques based on inputs that are both unobservable and significant to the overall fair value measurement.
Determination of Fair Value
The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.
Investments in Private Equity Funds
The Company accounts for PE Investments at fair value which is determined based on a valuation model using assumptions for the timing and amount of expected future cash flow for income and realization events for the underlying assets in the funds and discount rate. This fair value measurement is generally based on unobservable inputs and, as such, is classified as Level 3 of the fair value hierarchy. The Company is not using the NAV (practical expedient) of the underlying funds for purposes of determining fair value.
RXR Investment
The Company accounts for the RXR Equity Interest at fair value which is determined based on a valuation model using assumptions for the timing and amount of expected future cash flow for income and realization events for the underlying assets and discount rate. Additionally, the Company accounts for the RXR Realty preferred equity investment at fair value, which is determined based on comparing the current yield to the estimated yield for newly originated loans with similar credit risk. These fair value measurements are generally based on unobservable inputs and, as such, are classified as Level 3 of the fair value hierarchy.
Real Estate Securities
N-Star CDO Bonds
The fair value of subordinate N-Star CDO bonds is determined using an internal price interpolated based on third party prices of the more senior N-Star CDO bonds of the respective CDO. For the remaining N-Star CDO bonds, fair value is determined using quotations from nationally recognized financial institutions that generally acted as underwriter for the transactions. These quotations are not adjusted and are generally based on a valuation model with observable inputs such as interest rate and other unobservable inputs for assumptions related to the timing and amount of expected future cash flow, discount rate, estimated prepayments and projected losses. All N-Star CDO bonds are classified as Level 3 of the fair value hierarchy.
N-Star CDO Equity
The fair value of N-Star CDO equity is determined based on a valuation model using assumptions for the timing and amount of expected future cash flow for income and realization events for the underlying collateral of these CDOs and discount rate. This fair value measurement is generally based on unobservable inputs and, as such, is classified as Level 3 of the fair value hierarchy.
Other CRE Securities
Other CRE securities are generally valued using a third-party pricing service or broker quotations. These quotations are not adjusted and are based on observable inputs that can be validated, and as such, are classified as Level 2 of the fair value hierarchy. Certain CRE securities may be valued based on a single broker quote or an internal price which may have less observable pricing, and as such, would be classified as Level 3 of the fair value hierarchy. Management determines the prices are representative of fair value through a review of available data, including observable inputs, recent transactions as well as its knowledge of and experience in the market.
Derivative Instruments
Derivative instruments are valued using a third-party pricing service. These quotations are not adjusted and are generally based on valuation models with observable inputs such as interest rates and contractual cash flow, and as such, are classified as Level 2 of the fair value hierarchy. Derivative instruments are also assessed for credit valuation adjustments due to the risk of non-performance by the Company and derivative counterparties. However, since the majority of derivatives are held in non-recourse CDO financing structures where, by design, the derivative contracts are senior to all the CDO bonds payable, there is no material impact of a credit valuation adjustment.
CDO Bonds Payable
CDO bonds payable are valued using quotations from nationally recognized financial institutions that generally acted as underwriter for the transactions. These quotations are not adjusted and are generally based on a valuation model with observable inputs such as interest rate and other unobservable inputs for assumptions related to the timing and amount of expected future cash flow, discount rate, estimated prepayments and projected losses. CDO bonds payable are classified as Level 3 of the fair value hierarchy.
Fair Value Hierarchy
Financial assets and liabilities recorded at fair value on a recurring basis are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities that were accounted for at fair value on a recurring basis as of March 31, 2014 and December 31, 2013 by level within the fair value hierarchy (dollars in thousands):

	March 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Investments in private equity funds	$—	$—	$571,903	$571,903
RXR Investment (1)	—	—	194,657	194,657
Real estate securities, available for sale:
N-Star CDO bonds	—	—	230,241	230,241
N-Star CDO equity	—	—	142,908	142,908
CMBS and other securities	—	14,340	16,141	30,481
CRE securities in N-Star CDOs
CMBS	—	411,413	74,777	486,190
Third-party CDO notes	—	—	23,995	23,995
Agency debentures	—	31,946	—	31,946
Unsecured REIT debt	—	9,511	—	9,511
Trust preferred securities	—	—	5,863	5,863
Subtotal real estate securities, available for sale	—	467,210	493,925	961,135
Derivative assets	—	1,925	—	1,925
Total assets	$—	$469,135	$1,260,485	$1,729,620
Liabilities:
CDO bonds payable	$—	$—	$419,253	$419,253
Derivative liabilities	—	30,717	—	30,717
Total liabilities	$—	$30,717	$419,253	$449,970

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Investments in private equity funds	$—	$—	$586,018	$586,018
RXR Investment(1)	—	—	192,419	192,419
Real estate securities, available for sale:				—
N-Star CDO bonds	—	—	205,287	205,287
N-Star CDO equity	—	—	158,274	158,274
CMBS and other securities	—	20,694	8,736	29,430
CRE securities in N-Star CDOs				—
CMBS	—	507,725	64,576	572,301
Third-party CDO notes	—		24,931	24,931
Agency debentures	—	29,540	—	29,540
Unsecured REIT debt	—	9,521	—	9,521
Trust preferred securities	—	—	5,791	5,791
Subtotal real estate securities, available for sale	—	567,480	467,595	1,035,075
Derivative assets	—	3,469	—	3,469
Total assets	$—	$570,949	$1,246,032	$1,816,981
Liabilities:
CDO bonds payable	$—	$—	$384,183	$384,183
Derivative liabilities	—	52,204	—	52,204
Total liabilities	$—	$52,204	$384,183	$436,387
_____________________________________________________________________
(1) Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

The following table presents additional information about financial assets and liabilities which are measured at fair value on a recurring basis as of March 31, 2014 and December 31, 2013, for which the Company has used Level 3 inputs to determine fair value (dollars in thousands):

	March 31, 2014				December 31, 2013
	Investments in Private Equity Funds	RXR Investment (1)	Real Estate Securities	CDO Bonds Payable	Investments in Private Equity Funds	RXR Investment (1)	Real Estate Securities	CDO Bonds Payable
Beginning balance(2)	$586,018	$192,419	$467,595	$384,183	$—	$—	$321,937	$1,999,470
Transfers into Level 3(3)	—	—	13,909	—	—	—	7,788	—
Transfers out of Level 3(3)	—	—	—	—	—	—	(108,143)	—
Purchases / borrowings / amortization / contributions	1,836	759	20,615	—	747,564	192,209	23,594	43,983
Sales	—	—	(7,761)	—	—	—	(40,328)	—
Paydowns / distributions	(44,099)	—	(6,820)	(30,185)	(244,138)	—	(54,971)	(647,947)
Repurchases	—	—	—	—	—	—	—	(44,221)
Gains:
Equity in earnings of unconsolidated ventures	28,148	1,479		—	82,592	210	—	—
Unrealized gains included in earnings	—	—	20,284	—	—	—	67,824	—
Realized gains included in earnings	—	—	4,252	—	—	—	15,179	—
Unrealized gain on real estate securities, available for sale included in OCI	—	—	18,397	—	—	—	3,098	—
Deconsolidation of N-Star CDOs(4)	—	—	830	(78,105)	—	—	350,886	(1,656,857)
Losses:
Unrealized losses included in earnings	—	—	(15,972)	143,360	—	—	(19,522)	106,622
Realized losses included in earnings	—	—	(2,138)	—	—	—	(5,601)	26,697
Unrealized losses on real estate securities, available for sale included in OCI	—	—	(9,749)	—	—	—	(4,138)	—
Deconsolidation of N-Star CDOs (4)	—	—	(9,516)	—	—	—	(90,008)	556,436
Ending balance	$571,903	$194,657	$493,926	$419,253	$586,018	$192,419	$467,595	$384,183
Gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to assets or liabilities still held.	$—	$—	$4,311	$(143,360)	$—	$—	$19,777	$93,025
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.

(2)	Represents the balance as of January 1, 2014 and 2013 for the periods ended March 31, 2014 and December 31, 2013, respectively.

(3)
Transfers between Level 2 and Level 3 represent a fair value measurement from a third-party pricing service or broker quotations that have become more or less observable during the period. Transfers are assumed to occur at the beginning of the year.

(4)	Represents amounts recorded as a result of the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.
There were no transfers, other than those identified in the table above, during the periods ended March 31, 2014 and December 31, 2013.
The Company relies on the third-party pricing exception with respect to the requirement to provide quantitative disclosures about significant Level 3 inputs being used to determine fair value measurements related to CRE securities (including N-Star CDO bonds) and CDO bonds payable. The Company believes such pricing service or broker quotation for such items may be based on a market transaction of comparable securities, inputs including forecasted market rates, contractual terms, observable discount rates for similar securities and credit (such as credit support and delinquency rates).
For the three months ended March 31, 2014, quantitative information about the Company’s remaining Level 3 fair value measurements on a recurring basis are as follows:

	Fair Value	Valuation Technique	Key Unobservable Inputs(2)	Range
PE Investments	$571,903	Discounted Cash Flow Model	Discount Rate	18% - 24%
RXR Investment(1)	$194,657	Discounted Cash Flow Model/Credit Spread	Discount Rate/Credit Spread	7.5% - 12%
N-Star CDO equity	$142,908	Discounted Cash Flow Model	Discount Rate	18% - 20%
_________________________________________
(1) Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.
(2) Includes timing and amount of expected future cash flows.
Significant increases (decreases) in any one of the inputs described above in isolation may result in a significantly different fair value for the financial assets and liabilities using such Level 3 inputs.
Fair Value Option
The Company has historically elected to apply the fair value option for the following financial assets and liabilities existing at the time of adoption or at the time the Company recognizes the eligible item for the purpose of consistent accounting application: CRE securities financed in N-Star CDOs and CDO bonds payable. Given the market volatility in the past few years, the Company has observed that the impact of electing the fair value option would generally result in additional variability to the Company’s consolidated statements of operations which management believes is not a useful presentation for such financial assets and liabilities. Therefore, the Company more recently has not elected the fair value option for new investments in CRE securities and securitization financing transactions. The Company may elect the fair value option for certain of its financial assets or liabilities due to the nature of the instrument. In the case of PE Investments, certain components of the RXR Investment and N-Star CDO equity, the Company elected the fair value option because management believes it is a more useful presentation for such investments. The Company determined recording the PE Investments, certain components of the RXR Investment and N-Star CDO equity based on the change in fair value of projected future cash flow from one period to another better represents the underlying economics of the respective investment.
The following table presents the fair value of financial instruments for which the fair value option was elected as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	March 31, 2014	December 31, 2013
Assets:
Investments in private equity funds	$571,903	$586,018
RXR Investment (1)	194,657	192,419
Real estate securities, available for sale:
N-Star CDO equity	142,908	158,274
CMBS and other securities (2)	20,491	13,397
CRE securities in N-Star CDOs
CMBS	486,190	572,301
Third-party CDO notes	23,995	24,931
Agency debentures	31,946	29,540
Unsecured REIT debt	9,511	9,521
Trust preferred securities	5,863	5,791
Subtotal real estate securities, available for sale	720,904	813,755
Total assets	$1,487,464	$1,592,192
Liabilities:
CDO bonds payable	$419,253	$384,183
Total liabilities	$419,253	$384,183
___________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

(2)
March 31, 2014 excludes 35 CRE securities with an aggregate carrying value of $240.2 million for which the fair value option was not elected. December 31, 2013 excludes 36 CRE securities with an aggregate carrying value of $221.3 million for which the fair value option was not elected.

The following table presents the difference between the fair value and the aggregate principal amount of liabilities, for which the fair value option has been elected as of March 31, 2014 (dollars in thousands):

	Fair Value	Amount Due Upon Maturity	Difference
CDO bonds payable	$419,253	$739,926	$(320,673)
Total	$419,253	$739,926	$(320,673)

The Company attributes the change in the fair value of floating-rate liabilities to changes in instrument-specific credit spreads.
Change in Fair Value Recorded in the Statements of Operations
The following table presents unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities in the consolidated statements of operations for the three months ended March 31, 2014 and 2013 (dollars in thousands):

	Three Months Ended March 31,
	2014	2013
Assets:
Real estate securities, available for sale	$16,321	$96,719
Liabilities:
CDO bonds payable	(143,360)	(72,284)
Subtotal(1)	(127,039)	24,435
Derivatives	3,953	15,761
Total	$(123,086)	$40,196
____________________________________________________________
(1) Represents financial assets and liabilities for which the fair value option was elected.

The remaining amount of unrealized gains (losses) on investments and other in the consolidated statements of operations relates to net cash payments on interest rate swaps Refer to Note 15.
As the value of the Company’s outstanding CDO bonds payable increase towards par through a change in fair value, it generates an unrealized loss which is recorded in the consolidated statements of operations. For the three months ended March 31, 2014 and 2013, unrealized losses for CDO bonds payable attributable to paydowns at par, including the deconsolidation of N-Star CDO V, were $15.0 million and $44.6 million, respectively. The remaining amount relates to the change in fair value.
Fair Value of Financial Instruments
In addition to the above disclosures regarding financial assets or liabilities which are recorded at fair value, U.S. GAAP requires disclosure of fair value about all financial instruments. The following disclosure of estimated fair value of financial instruments was determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. The use of different market assumptions and/or estimation methodologies may have a material effect on estimated fair value.
The following table presents the principal amount, carrying value and fair value of certain financial assets and liabilities as of March 31, 2014 and December 31, 2013 (dollars in thousands):

	March 31, 2014			December 31, 2013
	Principal / Notional Amount	Carrying Value	Fair Value	Principal / Notional Amount	Carrying Value	Fair Value
Financial assets:(1)
Real estate debt investments, net	$1,202,908	$1,158,058	$1,151,377	$1,085,280	$1,031,078	$1,026,709
Real estate securities, available for sale(2)	1,752,600	961,136	961,136	2,042,488	1,035,075	1,035,075
Derivative assets(2)(3)	478,688	1,925	1,925	478,688	3,469	3,469
Financial liabilities:(1)
Mortgage and other notes payable	$2,110,623	$2,110,623	$2,108,895	$2,113,334	$2,113,334	$2,107,110
CDO bonds payable(2)	739,926	419,253	419,253	970,219	384,183	384,183
Securitization bonds payable	82,337	82,367	82,500	82,337	82,340	82,517
Credit facilities	62,030	62,030	62,030	70,038	70,038	70,038
Derivative liabilities(2)(3)	349,009	30,717	30,717	674,418	52,204	52,204
____________________________________________________________

(1)	The fair value of other financial instruments not included in this table is estimated to approximate their carrying value.

(2)	Refer to the “Determination of Fair Value” above for disclosure of methodologies used to determine fair value.

(3)	Derivative assets and liabilities exclude timing swaps with an aggregate notional amount of $28.0 million as of March 31, 2014 and December 31, 2013.
Disclosure about fair value of financial instruments is based on pertinent information available to management as of the reporting date. Although management is not aware of any factors that would significantly affect fair value, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since that date and current estimates of fair value may differ significantly from the amounts presented herein.
Real Estate Debt Investments
For CRE debt investments, fair value was approximated by comparing the current yield to the estimated yield for newly originated loans with similar credit risk or the market yield at which a third party might expect to purchase such investment. Fair value was determined assuming fully-extended maturities regardless of structural or economic tests required to achieve such extended maturities. For any CRE debt investments that are deemed impaired, carrying value approximates fair value. These fair value measurements of CRE debt are generally based on unobservable inputs and, as such, are classified as Level 3 of the fair value hierarchy.
Mortgage and Other Notes Payable
For mortgage and other notes payable, the Company primarily uses rates currently available with similar terms and remaining maturities to estimate fair value. These measurements are determined using comparable U.S. Treasury rates as of the end of the reporting period. The fair value of the notes payable assumed in deconsolidation of certain N-Star CDOs were determined based on comparing the current rate to the estimated rate for newly originated mortgage loans with similar credit risk. These fair value measurements are based on observable inputs, and as such, are classified as Level 2 of the fair value hierarchy.
Securitization Bonds Payable
Securitization bonds payable are valued using quotations from nationally recognized financial institutions that generally acted as underwriter for the transactions. These quotations are not adjusted and are generally based on observable inputs that can be validated, and as such, are classified as Level 2 of the fair value hierarchy.
Credit Facilities
The Company has amounts outstanding under both of its credit facilities. All credit facilities bear floating rates of interest. As of the reporting date, the Company believes the carrying value approximates fair value. These fair value measurements are based on observable inputs, and as such, are classified as Level 2 of the fair value hierarchy.

Fair Value
Fair Value Measurement
The fair value of financial instruments is categorized based on the priority of the inputs to the valuation technique and categorized into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:
Level 1. Quoted prices for identical assets or liabilities in an active market.
Level 2. Financial assets and liabilities whose values are based on the following:
(a)Quoted prices for similar assets or liabilities in active markets.
(b)Quoted prices for identical or similar assets or liabilities in non-active markets.
(c)Pricing models whose inputs are observable for substantially the full term of the asset or liability.
(d)Pricing models whose inputs are derived principally from or corroborated by observable market data for substantially the full term of the asset or liability.
Level 3. Prices or valuation techniques based on inputs that are both unobservable and significant to the overall fair value measurement.
Determination of Fair Value
The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.
Investments in Private Equity Funds
The Company accounts for PE Investments at fair value which is determined based on a valuation model using assumptions for the timing and amount of expected future cash flow for income and realization events for the underlying assets in the funds and discount rate. This fair value measurement is generally based on unobservable inputs and, as such, is classified as Level 3 of the fair value hierarchy. The Company is not using the NAV (practical expedient) of the underlying funds for purposes of determining fair value.
RXR Investment
The Company accounts for the RXR Equity Interest at fair value which is determined based on a valuation model using assumptions for the timing and amount of expected future cash flow for income and realization events for the underlying assets and discount rate. Additionally, the Company accounts for the RXR Realty preferred equity investment at fair value, which is determined based on comparing the current yield to the estimated yield for newly originated loans with similar credit risk. These fair value measurements are generally based on unobservable inputs and, as such, are classified as Level 3 of the fair value hierarchy.
Real Estate Securities
N-Star CDO Bonds
The fair value of subordinate N-Star CDO bonds is determined using an internal price interpolated based on third party prices of the more senior N-Star CDO bonds of the respective CDO. For the remaining N-Star CDO bonds, fair value is determined using quotations from nationally recognized financial institutions that generally acted as underwriter for the transactions. These quotations are not adjusted and are generally based on a valuation model with observable inputs such as interest rate and other unobservable inputs for assumptions related to the timing and amount of expected future cash flow, discount rate, estimated prepayments and projected losses. All N-Star CDO bonds are classified as Level 3 of the fair value hierarchy.
N-Star CDO Equity
The fair value of N-Star CDO equity is determined based on a valuation model using assumptions for the timing and amount of expected future cash flow for income and realization events for the underlying collateral of these CDOs and discount rate. This fair value measurement is generally based on unobservable inputs and, as such, is classified as Level 3 of the fair value hierarchy.
Other CRE Securities
Other CRE securities are generally valued using a third-party pricing service or broker quotations. These quotations are not adjusted and are based on observable inputs that can be validated, and as such, are classified as Level 2 of the fair value hierarchy. Certain CRE securities may be valued based on a single broker quote or an internal price which may have less observable pricing, and as such, would be classified as Level 3 of the fair value hierarchy. Management determines the prices are representative of fair value through a review of available data, including observable inputs, recent transactions as well as its knowledge of and experience in the market.
Derivative Instruments
Derivative instruments are valued using a third-party pricing service. These quotations are not adjusted and are generally based on valuation models with observable inputs such as interest rates and contractual cash flow, and as such, are classified as Level 2 of the fair value hierarchy. Derivative instruments are also assessed for credit valuation adjustments due to the risk of non-performance by the Company and derivative counterparties. However, since the majority of derivatives are held in non-recourse CDO financing structures where, by design, the derivative contracts are senior to all the CDO bonds payable, there is no material impact of a credit valuation adjustment.
CDO Bonds Payable
CDO bonds payable are valued using quotations from nationally recognized financial institutions that generally acted as underwriter for the transactions. These quotations are not adjusted and are generally based on a valuation model with observable inputs such as interest rate and other unobservable inputs for assumptions related to the timing and amount of expected future cash flow, discount rate, estimated prepayments and projected losses. CDO bonds payable are classified as Level 3 of the fair value hierarchy.
Fair Value Hierarchy
Financial assets and liabilities recorded at fair value on a recurring basis are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables present financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2013 and 2012 by level within the fair value hierarchy (dollars in thousands):

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Investments in private equity funds, at fair value	$—	$—	$586,018	$586,018
RXR Investment (1)	—	—	192,419	192,419
Real estate securities, available for sale:
N-Star CDO bonds	—	—	205,287	205,287
N-Star CDO equity	—	—	158,274	158,274
CMBS and other securities	—	20,694	8,736	29,430
CRE securities in N-Star CDOs
CMBS	—	507,725	64,576	572,301
Third-party CDO notes	—	—	24,931	24,931
Agency debentures	—	29,540	—	29,540
Unsecured REIT debt	—	9,521	—	9,521
Trust preferred securities	—	—	5,791	5,791
Subtotal real estate securities, available for sale	—	567,480	467,595	1,035,075
Derivative assets	—	3,469	—	3,469
Total assets	$—	$570,949	$1,246,032	$1,816,981
Liabilities:
CDO bonds payable	$—	$—	$384,183	$384,183
Derivative liabilities	—	52,204	—	52,204
Total liabilities	$—	$52,204	$384,183	$436,387
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Real estate securities, available for sale:
CMBS	$—	$703,327	$264,416	$967,743
Third-party CDO notes	—	420	47,816	48,236
Unsecured REIT debt	—	56,246	135	56,381
Trust preferred securities	—	—	9,571	9,571
Agency debentures	—	26,462	—	26,462
Subtotal	—	786,455	321,938	1,108,393
Derivative assets	—	6,229	—	6,229
Total assets	$—	$792,684	$321,938	$1,114,622
Liabilities:
CDO bonds payable (1)	$—	$—	$1,999,470	$1,999,470
Derivative liabilities	—	170,840	—	170,840
Total liabilities	$—	$170,840	$1,999,470	$2,170,310
____________________________________________________________

(1)	Excludes CapLease CDO bonds payable for which the fair value option was not elected.

The following table presents additional information about financial assets and liabilities which are measured at fair value on a recurring basis as of December 31, 2013 and 2012, for which the Company has used Level 3 inputs to determine fair value (dollars in thousands):

	December 31, 2013				December 31, 2012
	Investments in Private Equity Funds	RXR Investment (1)	Real Estate Securities	CDO Bonds Payable	Real Estate Securities	CDO Bonds Payable
Beginning balance (2)	$—	$—	$321,937	$1,999,470	$422,607	$2,145,239
Transfers into Level 3 (3)	—	—	7,788	—	84,871	—
Transfers out of Level 3 (3)	—	—	(108,143)	—	(91,161)	—
Purchases / borrowings / amortization / contributions	747,564	192,209	23,594	43,983	59,559	99,775
Sales	—	—	(40,328)	—	(95,433)	—
Paydowns / distributions	(244,138)	—	(54,971)	(647,947)	(80,911)	(675,038)
Repurchases	—	—	—	(44,221)	—	(103,118)
Gains:
Equity in earnings of unconsolidated ventures	82,592	210	—	—	—	—
Unrealized gains included in earnings	—	—	67,824	—	42,772	—
Realized gains included in earnings	—	—	15,179	—	25,431	—
Unrealized gain on real estate securities, available for sale included in OCI	—	—	3,098	—	6,982	—
Deconsolidation of N-Star CDOs (3)	—	—	350,886	(1,656,857)	—	—
Losses:
Unrealized losses included in earnings	—	—	(19,522)	106,622	(47,795)	510,105
Realized losses included in earnings	—	—	(5,601)	26,697	(4,416)	22,507
Unrealized losses on real estate securities, available for sale included in OCI	—	—	(4,138)	—	(569)	—
Deconsolidation of N-Star CDOs (4)	—	—	(90,008)	556,436	—	—
Ending balance	$586,018	$192,419	$467,595	$384,183	$321,937	$1,999,470
Gains (losses) included in earnings attributable to the change in unrealized gains (losses) relating to assets or liabilities still held.	$—	$—	$19,777	$93,025	$(1,795)	$(320,134)
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.

(2)	Represents the balance as of January 1, 2013 and 2012 and for the periods ended December 31, 2013 and 2012, respectively.

(3)
Transfers between Level 2 and Level 3 represent a fair value measurement from a third-party pricing service or broker quotations that have become more or less observable during the period. Transfers are assumed to occur at the beginning of the year.

(4)	Represents amounts recorded as a result of the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.
There were no transfers, other than those identified in the table above, during the years ended December 31, 2013 and 2012.
The Company relies on the third-party pricing exception with respect to the requirement to provide quantitative disclosures about significant Level 3 inputs being used to determine fair value measurements related to CRE securities (including N-Star CDO bonds) and CDO bonds payable. The Company believes such pricing service or broker quotation for such items may be based on a market transaction of comparable securities, inputs including forecasted market rates, contractual terms, observable discount rates for similar securities and credit (such as credit support and delinquency rates).
For the year ended December 31, 2013, quantitative information about the Company’s remaining Level 3 fair value measurements on a recurring basis are as follows:

	Fair Value	Valuation Technique	Key Unobservable Inputs(2)	Range
PE Investments	$586,018	Discounted Cash Flow Model	Discount Rate	18% - 25%
RXR Investment (1)	$192,419	Discounted Cash Flow Model/Credit Spread	Discount Rate/Credit Spread	7.5% - 12%
N-Star CDO equity	$158,274	Discounted Cash Flow Model	Discount Rate	18% - 20%
____________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment, for which the fair value option was elected.

(2)	Includes timing and amount of expected future cash flows.
For the year ended December 31, 2013, non-recurring fair value measurements included one loan for which a provision for loan loss was recorded but is no longer recorded on the consolidated balance sheets due to the deconsolidation of certain N-Star CDOs (refer to Note 3). The key unobservable inputs used to determine the provision for loan loss included a 7.0% discount rate and a 5.0% capitalization rate. Additionally, in connection with the deconsolidation of certain N-Star CDOs, the Company recorded CRE debt investments, CDO bonds payable and two notes payable at fair value related to amounts that previously eliminated in consolidation. The fair value was determined under the methodologies disclosed below.
Significant increases (decreases) in any one of the inputs described above in isolation may result in a significantly different fair value for the financial assets and liabilities using such Level 3 inputs.
Fair Value Option
The Company has historically elected to apply the fair value option for the following financial assets and liabilities existing at the time of adoption or at the time the Company recognizes the eligible item for the purpose of consistent accounting application: CRE securities financed in N-Star CDOs and CDO bonds payable. Given the market volatility in the past few years, the Company has observed that the impact of electing the fair value option would generally result in additional variability to the Company’s consolidated statements of operations which management believes is not a useful presentation for such financial assets and liabilities. Therefore, the Company more recently has not elected the fair value option for new investments in CRE securities and securitization financing transactions. The Company may elect the fair value option for certain of its financial assets or liabilities due to the nature of the instrument. In the case of PE Investments, certain components of the RXR Investment and N-Star CDO equity, the Company elected the fair value option because management believes it is a more useful presentation for such investments. The Company determined recording the PE Investments, certain components of the RXR Investment and N-Star CDO equity based on the change in fair value of projected future cash flow from one period to another better represents the underlying economics of the respective investment.

The following table presents the fair value of financial instruments for which the fair value option was elected as of December 31, 2013 and 2012 (dollars in thousands):

	December 31,
	2013	2012
Assets:
Investments in private equity funds, at fair value	$586,018	$—
RXR Investment (1)	192,419	—
Real estate securities, available for sale:
N-Star CDO equity	158,274	—
CMBS and other securities (2)	13,397	4,393
CRE securities in N-Star CDOs
CMBS	572,301	897,800
Third-party CDO notes	24,931	25,756
Agency debentures	29,540	26,462
Unsecured REIT debt	9,521	56,381
Trust preferred securities	5,791	9,571
Subtotal CRE securities in N-Star CDOs	642,084	1,015,970
Total assets	$1,592,192	$1,020,363
Liabilities:
CDO bonds payable (3)	$384,183	$1,999,470
Total liabilities	$384,183	$1,999,470
___________________________________________________________

(1)	Includes the RXR Equity Interest and RXR Realty preferred equity debt investment for which the fair value option was elected.

(2)
December 31, 2013 excludes 36 CRE securities with an aggregate carrying value of $221.3 million for which the fair value option was not elected. December 31, 2012 excludes 21 CRE securities with an aggregate carrying value of $88.0 million for which the fair value option was not elected.

(3)	December 31, 2012 excludes CapLease CDO bonds payable with a carrying value of $113.0 million for which the fair value option was not elected.
The following table presents the difference between the fair value and the aggregate principal amount of liabilities, for which the fair value option has been elected as of December 31, 2013 (dollars in thousands):

	Fair Value	Amount Due Upon Maturity	Difference
CDO bonds payable	$384,183	$970,219	$(586,036)
Total	$384,183	$970,219	$(586,036)

The Company attributes the change in the fair value of floating-rate liabilities to changes in instrument-specific credit spreads.
Change in Fair Value Recorded in the Statements of Operations
The following table presents unrealized gains (losses) on investments and other related to the change in fair value of financial assets and liabilities in the consolidated statements of operations for years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	Years Ended December 31,
	2013(3)	2012	2011
Assets:
Real estate securities, available for sale	$93,709	$35,757	$(186,136)
Liabilities:
CDO bonds payable	(106,622)	(510,105)	(197,054)
Subtotal (1)	(12,913)	(474,348)	(383,190)
Derivatives	33,730	44,743	(38,203)
Total (2)	$20,817	$(429,605)	$(421,393)
____________________________________________________________

(1)	Represents financial assets and liabilities for which the fair value option was elected.

(2)	Excludes net cash payments on interest rate swaps related to CDO bonds payable.

(3)	Includes a reversal of net unrealized gains from the deconsolidation of certain N-Star CDOs. Refer to Note 3 for further disclosure.
As the value of the Company’s outstanding CDO bonds payable increase towards par through a change in fair value, it generates an unrealized loss which is recorded in the consolidated statements of operations. For the year ended December 31, 2013, unrealized losses for CDO bonds payable attributable to paydowns at par, including the liquidation of N-Star CDO II and the deconsolidation of certain N-Star CDOs (refer to Notes 3 and 9) and repurchases were $69.8 million. The remaining amount relates to the change in fair value.
Fair Value of Financial Instruments
In addition to the above disclosures regarding financial assets or liabilities which are recorded at fair value, U.S. GAAP requires disclosure of fair value about all financial instruments. The following disclosure of estimated fair value of financial instruments was determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. The use of different market assumptions and/or estimation methodologies may have a material effect on estimated fair value.
The following table presents the principal amount, carrying value and fair value of certain financial assets and liabilities as of December 31, 2013 and 2012 (dollars in thousands):

	December 31, 2013			December 31, 2012
	Principal / Notional Amount	Carrying Value	Fair Value	Principal / Notional Amount	Carrying Value	Fair Value
Financial assets: (1)
Real estate debt investments, net	$1,085,280	$1,031,078	$1,026,709	$2,371,464	$1,832,231	$1,763,851
Real estate securities, available for sale(2)	2,042,488	1,035,075	1,035,075	2,490,837	1,108,393	1,108,393
Derivative assets (2)(3)	478,688	3,469	3,469	815,500	6,229	6,229
Financial liabilities: (1)
Mortgage and other notes payable	$2,113,334	$2,113,334	$2,107,110	$1,015,670	$1,015,670	$1,034,428
CDO bonds payable (2)	970,219	384,183	384,183	3,371,753	2,112,441	2,108,817
Securitization bonds payable	82,337	82,340	82,517	98,131	98,005	98,298
Credit facilities	70,038	70,038	70,038	61,088	61,088	61,088
Secured term loan	—	—	—	14,664	14,664	15,276
Derivative liabilities (2)(3)	674,418	52,204	52,204	1,392,269	170,840	170,840
____________________________________________________________

(1)	The fair value of other financial instruments not included in this table is estimated to approximate their carrying value.

(2)	Refer to the “Determination of Fair Value” above for disclosure of methodologies used to determine fair value.

(3)	Derivative assets and liabilities exclude timing swaps with an aggregate notional amount of $28.0 million and $68.9 million as of December 31, 2013 and 2012, respectively.
Disclosure about fair value of financial instruments is based on pertinent information available to management as of the reporting date. Although management is not aware of any factors that would significantly affect fair value, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since that date and current estimates of fair value may differ significantly from the amounts presented herein.
Real Estate Debt Investments
For CRE debt investments, fair value was approximated by comparing the current yield to the estimated yield for newly originated loans with similar credit risk or the market yield at which a third party might expect to purchase such investment. Fair value was determined assuming fully-extended maturities regardless of structural or economic tests required to achieve such extended maturities. For any CRE debt investments that are deemed impaired, carrying value approximates fair value. These fair value measurements of CRE debt are generally based on unobservable inputs and, as such, are classified as Level 3 of the fair value hierarchy.
Mortgage and Other Notes Payable
For mortgage and other notes payable, the Company primarily uses rates currently available with similar terms and remaining maturities to estimate fair value. These measurements are determined using comparable U.S. Treasury rates as of the end of the reporting period. The fair value of the notes payable assumed in deconsolidation of certain N-Star CDOs were determined based on comparing the current rate to the estimated rate for newly originated mortgage loans with similar credit risk. These fair value measurements are based on observable inputs, and as such, are classified as Level 2 of the fair value hierarchy.
Securitization Bonds Payable
Securitization bonds payable are valued using quotations from nationally recognized financial institutions that generally acted as underwriter for the transactions. These quotations are not adjusted and are generally based on observable inputs that can be validated, and as such, are classified as Level 2 of the fair value hierarchy.
Credit Facilities
The Company has amounts outstanding under both of its credit facilities. All credit facilities bear floating rates of interest. As of the reporting date, the Company believes the carrying value approximates fair value. These fair value measurements are based on observable inputs, and as such, are classified as Level 2 of the fair value hierarchy.
Secured Term Loan
Secured term loan represented the Company’s Term Asset-Backed Securities Loan Facility borrowing. The estimated fair value was based on interest rates available for issuance of liabilities with similar terms and remaining maturities. This fair value measurement was based on observable inputs, and as such, was classified as Level 2 of the fair value hierarchy.